Stock-Based Compensation (Summary Of Restricted Stock Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock-Based Compensation [Abstract]
Unvested restricted stock at beginning of year, Number of Shares	13,582	23,762	34,177
Granted, Number of Shares	515,325		11,317
Vested, Number of Shares	(18,046)	(10,180)	(21,732)
Unvested restricted stock at end of year, Number of Shares	510,861	13,582	23,762
Unvested restricted stock at beginning of year, Weighted Average Grant Date Fair Value	$ 14.90	$ 15.07	$ 15.17
Granted, Weighted Average Grant Date Fair Value	$ 11.89		$ 14.42
Vested, Weighted Average Grant Date Fair Value	$ 13.17	$ 15.30	$ 14.88
Unvested restricted stock at end of year, Weighted Average Grant Date Fair Value	$ 11.93	$ 14.90	$ 15.07